Prepaid Expenses and Other Current Assets	12 Months Ended
Jun. 30, 2024
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of June 30,
	2024	2023
	USD	USD
Value added tax recoverable	275,765	213,556
Deposits	111,749	281,268
Receivable from disposal of a vehicle	83,939	-
Prepaid expenses	50,981	-
Others	13,760	33,846
Payment on behalf of others	3,337	90,101
Prepaid expenses and other current assets	539,531	618,771